Rule 497(e)

Registration No. 333-207937

Amplify ETF Trust
(the “Trust”)

Amplify Samsung SOFR ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus and Statement of
Additional Information
Dated November 13, 2023

April 18, 2024

This Supplement updates certain information in the Fund’s summary prospectus, prospectus and statement of additional information, which will take effect April 22, 2024. The Fund issues and redeems shares of the Fund (“Shares”) only with authorized participants only in large blocks of 50,000 Shares (each a “Creation Unit”) or multiples thereof. Effective April 22, 2024, the Fund is reducing the size of Creation Units from 50,000 Shares to 10,000 Shares. Accordingly, notwithstanding anything to the contrary in the Fund’s summary prospectus, prospectus or statement of additional information, the Fund’s summary prospectus, prospectus and statement of additional information are revised in the manner set forth below.

1.       Summary Prospectus and Prospectus – Purchase and Sale of Shares

The disclosure in the first paragraph of the section entitled “Purchase and Sale of Shares” is deleted in its entirety and replaced with the following:

The Fund issues and redeems Shares at NAV only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 10,000 Shares) or multiples thereof (“Creation Unit Aggregations”) or such other aggregation amount as determined by the officers of the Trust to be in the best interests of shareholders, in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

2.       Statement of Additional Information – General Description of the Trust and the Fund

The eighth sentence of the last paragraph of the section entitled “General Description of the Trust and the Fund” is deleted in its entirety and replaced with the following:

Creation Units are typically a specified number of shares, generally 10,000 or multiples thereof, or such other aggregation amount as determined by the officers of the Trust to be in the best interests of shareholders, except in the event of the liquidation of the Fund, where the Trust may lower the number of Shares in a Creation Unit.

Please Retain This Supplement for Future Reference.